Statements of Operations (USD $)	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2012	Jul. 31, 2013
Statements Of Operations [Abstract]
Revenue					$ 3,000	$ 3,000	$ 3,000	$ 3,000
General and administrative expenses	6,386	23,958	5,737	24,747	55,881	69,391	75,128	99,875
Net loss	$ (6,386)	$ (23,958)	$ (5,737)	$ (24,747)	$ (52,881)	$ (66,391)	$ (72,128)	$ (96,875)
Net loss per common share - basic and diluted	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding during the period - basic and diluted	3,739,000	3,739,000	3,000,000	3,739,000	3,735,964	3,736,727	3,596,641	3,646,788